Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
10.	INVENTORIES
See accounting policy in Note 2.3.6

	12.31.2023				12.31.2022
	Gross amount	Loss due to obsolescence	Loss of market value	Total carrying amount	Gross amount	Loss due to obsolescence	Loss of market value	Total carrying amount

Raw materials	1,118.9	(81.7)	—	1,037.2	995.1	(81.8)	—	913.3
Work in process	774.9	—	—	774.9	687.7	—	(4.7)	683.0
Spare parts	477.6	(34.3)	(1.4)	441.9	445.6	(30.5)	(1.0)	414.1
Finished goods (i)	61.6	—	—	61.6	55.4	—	—	55.4
Held by third parties	97.5	(1.3)	—	96.2	79.2	(1.9)	—	77.3
Advances to suppliers	25.4	—	—	25.4	33.8	—	—	33.8
Inventory in transit	155.7	—	—	155.7	116.6	—	—	116.6
Consumption materials	51.7	(8.6)	—	43.1	47.4	(11.9)	—	35.5

	2,763.3	(125.9)	(1.4)	2,636.0	2,460.8	(126.1)	(5.7)	2,329.0

(i)	The following aircraft were held in the finished goods inventory:

•	December 31, 2023: three Phenom 300, one Praetor 500, two Praetor 600.

•	December 31, 2022: two Phenom 300, one Praetor 500, two Praetor 600.
Below, the movement of loss due to reduction in market value:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(5.7)	(1.0)	(4.4)
Additions	(0.6)	(5.9)	(13.9)
Disposals	—	1.2	17.3
Reversals	4.9	—	—

Ending balance	(1.4)	(5.7)	(1.0)

Below, the movement of loss due to obsolescence:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(126.1)	(150.9)	(210.3)
Additions	(50.5)	(38.4)	(45.6)
Disposals	13.5	54.0	84.0
Reversals	37.5	8.6	17.3
Foreign exchange loss	(0.3)	0.6	1.6
Assets held for sale	—	—	2.1

Ending balance	(125.9)	(126.1)	(150.9)

Provision for obsolescence is recorded for items without activity for over two years and with no planned use in the production program, and to cover expected losses from excess inventories or obsolete work in progress, except for inventories of spare parts, for which the provision is based on technical obsolescence of items without activity for over two years.